Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Analysis of income and expense [abstract]
Employee-related expenses		€ 963	€ 404		€ 471
Charges, gains or losses on assets	[2]	4	273		261
Costs related to transformation programs		285	330		325
Other		144	23		20
Total		€ 1,396	€ 1,030	[3]	€ 1,077	[3]

[1]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	(b)This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi
[3]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation